Finance Receivables (Schedule of all Receivables Managed and Securitized, Amounts Delinquent and the Components of Net Credit Losses) (Details) (JPY ¥) In Millions	Mar. 31, 2010
Total Principal Amount of Receivables [Member]
Principal amount outstanding	¥ 610,870
Less - Receivables securitized	(25,629)
Receivables held in portfolio	585,241
Principal Amount of Receivables Four Months or More Past Due [Member]
Principal amount outstanding	5,419
Net Credit Losses [Member]
Principal amount outstanding	¥ 4,991